Warrants to purchase common stock outstanding - Stockholders' (Deficiency)/Equity (Details) - $ / shares	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2015
Number of Shares To be Purchased	257,331,254	239,788,852
Warrant Expiration Date 15 December 2014
Number of Shares To be Purchased	8,470,661
Warrant Exercise Price per Share	$ 0.76
Warrant Expiration Date	Dec. 15, 2014
Warrant Expiration Date 4 February 2015
Warrant Exercise Price per Share	$ 0.79
Warrant Expiration Date	Feb. 04, 2015
Warrant Expiration Date 9 February 2015
Number of Shares To be Purchased	300,000
Warrant Exercise Price per Share	$ 0.39
Warrant Expiration Date	Feb. 09, 2015
Warrant Expiration Date 7 March 2015
Number of Shares To be Purchased	200,000
Warrant Exercise Price per Share	$ 1.25
Warrant Expiration Date	Mar. 07, 2015
Warrant Expiration Date 15 March 2015
Number of Shares To be Purchased	5,157,813
Warrant Exercise Price per Share	$ 1.00
Warrant Expiration Date	Mar. 15, 2015
Warrant Expiration Date 31 March 2016
Warrant Exercise Price per Share	$ 0.03
Warrant Expiration Date	Mar. 31, 2016
Warrant Expiration Date 11 July 2016
Warrant Exercise Price per Share	$ 0.03
Warrant Expiration Date	Jul. 11, 2016
Warrant Expiration Date 30 September 2016
Warrant Exercise Price per Share	$ 0.03
Warrant Expiration Date	Sep. 30, 2016
Warrant Expiration Date 1 February 2017
Warrant Exercise Price per Share	$ 0.03
Warrant Expiration Date	Feb. 01, 2017
Warrant Expiration Date 10 August 2017
Warrant Exercise Price per Share	$ 0.03
Warrant Expiration Date	Aug. 10, 2017
Warrant Expiration Date 12 December 2017
Number of Shares To be Purchased	8,324,144
Warrant Exercise Price per Share	$ 0.03
Warrant Expiration Date	Dec. 12, 2017
Warrant Expiration Date 17 June 2018
Warrant Exercise Price per Share	$ 0.03
Warrant Expiration Date	Jun. 17, 2018
Warrant Expiration Date 12 December 2017
Number of Shares To be Purchased	25,666,668
Warrant Exercise Price per Share	$ .03
Warrant Expiration Date	Jan. 15, 2019
Warrant Expiration Date 12 December 2017
Number of Shares To be Purchased	69,166,667
Warrant Exercise Price per Share	$ .03
Warrant Expiration Date	Mar. 27, 2019